Related Party Transactions (Details) - USD ($)	Dec. 05, 2022	Dec. 31, 2022
Related party transactions [Abstract]
Ordinary shares	$ 2,814,895
Accounts receivables	15,663,648
Property, plant and equipment	12,287,359
Intangible assets	$ 1,629,133
Other receivable		$ 521,852